Finance result	12 Months Ended
Dec. 31, 2019
Finance result
Finance result

23    Finance result

	2019	2018	2017
Income from financial investments	18,443	11,633	11,415
Changes in fair value of financial investments (a)	28,886	4,322	—
Changes in fair value of derivative instruments (b)	18,599	19,839	258
Foreign exchange gains	1,745	138	—
Interest income	1,042	—	—
Other	3,332	686	858
Finance income	72,047	36,618	12,531
Changes in fair value of derivative instruments (b)	(18,126)	(19,180)	(6,915)
Changes in accounts payable to selling shareholders (Note 17)	(89,403)	(130,378)	—
Interest in acquisition of investments (c)	(42,206)	(9,781)	(11,179)
Financial discounts granted	(3,343)	(1,911)	(1,266)
Foreign exchange loss	(2,300)	(34,573)	—
Interest in lease liabilities	(1,489)	—	—
Other	(13,988)	(2,972)	(1,029)
Finance costs	(170,855)	(198,795)	(20,389)
Finance result	(98,808)	(162,177)	(7,858)

(a)	Refers to gains on financial investments measured at FVPL.
(b)	Refers to changes in the fair value of derivative financial instruments, comprised of the put and call options from business acquisitions and investments in associates and joint ventures.
(c)	Refer to interest expense on liabilities related to business combinations and investments in associates.